Accumulated Other Comprehensive (Loss) Income - Schedule of Accumulated Other Comprehensive Income (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Foreign currency translation adjustments [Member]
Schedule of Accumulated Other Comprehensive Income [Line Items]
Balance	¥ 28,399,484		¥ 27,727,372
Net current-period other comprehensive gains (losses)	(22,374,019)		672,112
Balance (in Dollars)	6,025,465		28,399,484	¥ 27,727,372
Balance	6,025,465	$ 825,485	28,399,484	27,727,372
Unrealized gains(losses) on available-for-sale investments [Member]
Schedule of Accumulated Other Comprehensive Income [Line Items]
Balance	1,798		4,732
Net current-period other comprehensive gains (losses)	6,000		(2,934)
Balance (in Dollars)	7,798		1,798	4,732
Balance	7,798	1,069	1,798	4,732
Total [Member]
Schedule of Accumulated Other Comprehensive Income [Line Items]
Balance	28,401,282		27,732,104	41,880,907
Net current-period other comprehensive gains (losses)	(22,368,019)		669,178
Balance (in Dollars)	6,033,263		28,401,282	27,732,104
Balance	¥ 6,033,263	$ 826,554	¥ 28,401,282	¥ 27,732,104